Note 8 - Federal Funds Purchased	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Federal Funds Purchased [Text Block]

8.         Federal Funds Purchased

The Company maintains a federal funds borrowing agreement with Atlantic Community Bankers Bank with an available borrowing capacity of $8 million. Fed funds outstanding amounted to $-0- and $435,000 as of December 31, 2024 and 2023, respectively. This agreement is subject to annual renewal, incurs no service charges, and is unsecured.